UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    HHR Asset Management LLC

Address: 400 Connell Drive, 5th Fl.
         Berkeley Heights, N.J. 07922

13F File Number: 028-12464

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Violette
Title:  Chief Compliance Officer
Phone:  (908) 771-3915



Signature, Place and Date of Signing:

/s/ Michael Violette           Berkeley Heights, NJ          February 14, 2013
----------------------      --------------------------    ----------------------
        [Signature]                [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            5

Form 13F Information Table Entry Total:       102

Form 13F Information Table Value Total:      1,758,146
                                             (in thousands)


List of Other Included Managers:

No.      Form 13F File Number              Name

1        028-XXXXX                         HHR Atlas Master LP
2        028-XXXXX                         HHR Titan Offshore Master LP
3        028-XXXXX                         Jubilee Tax Exempt Partners LP
4        028-XXXXX                         Novem
5        028-XXXXX                         Titan Partners LP


                                                  FORM 13F INFORMATION TABLE


COL 1                         COL 2           COL 3      COL 4         COL 5           COL 6       COL 7         COL 8

                              TITLE                      VALUE   SHRS OR    SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP     (X$1000) PRN AMT    PRN CALL  DISCRETION  MGRS       SOLE       SHARED NONE
--------------                --------        ------     ------- -------    --- ----  ----------  ----       -----      ------ ----
ACE LTD                       SHS             H0023R105  57,416     719,500 SH        DEFINED     1,2,3,4,5     719,500 0          0
ACE LTD                       SHS             H0023R105   3,719      46,600 SH        DEFINED                    46,600 0          0
ACE LTD                       SHS             H0023R105  10,941     137,100 SH        SOLE                      120,200 0     16,900
ALLIANCE DATA SYSTEMS CORP    COM             018581108  58,874     406,700 SH        DEFINED     1,2,3,4,5     406,700 0          0
ALLIANCE DATA SYSTEMS CORP    COM             018581108   3,807      26,300 SH        DEFINED                    26,300 0          0
ALLIANCE DATA SYSTEMS CORP    COM             018581108  11,045      76,300 SH        SOLE                       66,800 0      9,500
AMAZON COM INC                COM             023135106  57,700     230,000 SH        DEFINED     1,2,3,4,5     230,000 0          0
AMAZON COM INC                COM             023135106   3,738      14,900 SH        DEFINED                    14,900 0          0
AMAZON COM INC                COM             023135106  10,938      43,600 SH        SOLE                       38,200 0      5,400
APPLE INC                     COM             037833100  64,180     120,600 SH        DEFINED     1,2,3,4,5     120,600 0          0
APPLE INC                     COM             037833100   4,257       8,000 SH        DEFINED                     8,000 0          0
APPLE INC                     COM             037833100  12,027      22,600 SH        SOLE                       19,900 0      2,700
ARCOS DORADOS HOLDINGS INC    SHS CLASS -A -  G0457F107  45,380   3,794,300 SH        DEFINED     1,2,3,4,5   3,794,300 0          0
ARCOS DORADOS HOLDINGS INC    SHS CLASS -A -  G0457F107   2,980     249,200 SH        DEFINED                   249,200 0          0
ARCOS DORADOS HOLDINGS INC    SHS CLASS -A -  G0457F107   8,505     711,100 SH        SOLE                      625,800 0     85,300
CHIPOTLE MEXICAN GRILL INC    COM             169656105  63,627     213,900 SH        DEFINED     1,2,3,4,5     213,900 0          0
CHIPOTLE MEXICAN GRILL INC    COM             169656105   4,135      13,900 SH        DEFINED                    13,900 0          0
CHIPOTLE MEXICAN GRILL INC    COM             169656105  12,047      40,500 SH        SOLE                       35,500 0      5,000
DICKS SPORTING GOODS INC      COM             253393102  59,560   1,309,300 SH        DEFINED     1,2,3,4,5   1,309,300 0          0
DICKS SPORTING GOODS INC      COM             253393102   3,844      84,500 SH        DEFINED                    84,500 0          0
DICKS SPORTING GOODS INC      COM             253393102  11,191     246,000 SH        SOLE                      215,700 0     30,300
DISCOVERY COMMUNICATNS NEW    COM SER A       25470F104  59,474     936,900 SH        DEFINED     1,2,3,4,5     936,900 0          0
DISCOVERY COMMUNICATNS NEW    COM SER A       25470F104   3,866      60,900 SH        DEFINED                    60,900 0          0
DISCOVERY COMMUNICATNS NEW    COM SER A       25470F104  11,141     175,500 SH        SOLE                      154,000 0     21,500
DUNKIN BRANDS GROUP INC       COM             265504100  21,318     642,500 SH        DEFINED     1,3,4         642,500 0          0
DUNKIN BRANDS GROUP INC       COM             265504100   2,409      72,600 SH        DEFINED                    72,600 0          0
DUNKIN BRANDS GROUP INC       COM             265504100   3,464     104,400 SH        SOLE                      104,400 0          0
EBAY INC                      COM             278642103  57,607   1,129,600 SH        DEFINED     1,2,3,4,5   1,129,600 0          0
EBAY INC                      COM             278642103   3,733      73,200 SH        DEFINED                    73,200 0          0
EBAY INC                      COM             278642103  10,919     214,100 SH        SOLE                      187,800 0     26,300
EQUINIX INC                   COM NEW         29444U502  60,705     294,400 SH        DEFINED     1,2,3,4,5     294,400 0          0
EQUINIX INC                   COM NEW         29444U502   3,938      19,100 SH        DEFINED                    19,100 0          0
EQUINIX INC                   COM NEW         29444U502  11,382      55,200 SH        SOLE                       48,400 0      6,800
GENERAL CABLE CORP DEL NEW    COM             369300108  18,723     615,700 SH        DEFINED     1,3,4         615,700 0          0
GENERAL CABLE CORP DEL NEW    COM             369300108   2,144      70,500 SH        DEFINED                    70,500 0          0
GENERAL CABLE CORP DEL NEW    COM             369300108   3,056     100,500 SH        SOLE                      100,500 0          0
GLOBALSTAR INC                COM             378973408   1,161   3,807,800 SH        DEFINED     1,3,4       3,807,800 0          0
GLOBALSTAR INC                COM             378973408     132     433,800 SH        DEFINED                   433,800 0          0
GLOBALSTAR INC                COM             378973408     194     637,300 SH        SOLE                      637,300 0          0
GOLDMAN SACHS GROUP INC       COM             38141G104  59,188     464,000 SH        DEFINED     1,2,3,4,5     464,000 0          0
GOLDMAN SACHS GROUP INC       COM             38141G104   3,852      30,200 SH        DEFINED                    30,200 0          0
GOLDMAN SACHS GROUP INC       COM             38141G104  11,098      87,000 SH        SOLE                       76,400 0     10,600
GOOGLE INC                    CL A            38259P508  57,369      81,100 SH        DEFINED     1,2,3,4,5      81,100 0          0
GOOGLE INC                    CL A            38259P508   3,678       5,200 SH        DEFINED                     5,200 0          0
GOOGLE INC                    CL A            38259P508  11,106      15,700 SH        SOLE                       13,700 0      2,000
HITTITE MICROWAVE CORP        COM             43365Y104  19,189     309,200 SH        DEFINED     1,3,4         309,200 0          0
HITTITE MICROWAVE CORP        COM             43365Y104   2,197      35,400 SH        DEFINED                    35,400 0          0
HITTITE MICROWAVE CORP        COM             43365Y104   3,128      50,400 SH        SOLE                       50,400 0          0
IMAX CORP                     COM             45245E109  50,074   2,227,500 SH        DEFINED     1,2,3,4,5   2,227,500 0          0
IMAX CORP                     COM             45245E109   3,399     151,200 SH        DEFINED                   151,200 0          0
IMAX CORP                     COM             45245E109   9,374     417,000 SH        SOLE                      365,700 0     51,300
JDS UNIPHASE CORP             COM PAR $0.001  46612J507  20,785   1,539,600 SH        DEFINED     1,3,4       1,539,600 0          0
JDS UNIPHASE CORP             COM PAR $0.001  46612J507   2,356     174,500 SH        DEFINED                   174,500 0          0
JDS UNIPHASE CORP             COM PAR $0.001  46612J507   3,390     251,100 SH        SOLE                      251,100 0          0
JPMORGAN CHASE & CO           COM             46625H100  60,664   1,379,700 SH        DEFINED     1,2,3,4,5   1,379,700 0          0
JPMORGAN CHASE & CO           COM             46625H100   3,944      89,700 SH        DEFINED                    89,700 0          0
JPMORGAN CHASE & CO           COM             46625H100  11,401     259,300 SH        SOLE                      227,600 0     31,700
MYR GROUP INC DEL             COM             55405W104   4,686     210,600 SH        DEFINED     1,3,4         210,600 0          0
MYR GROUP INC DEL             COM             55405W104     563      25,300 SH        DEFINED                    25,300 0          0
MYR GROUP INC DEL             COM             55405W104     759      34,100 SH        SOLE                       34,100 0          0
PRICELINE COM INC             COM NEW         741503403  60,116      96,900 SH        DEFINED     1,2,3,4,5      96,900 0          0
PRICELINE COM INC             COM NEW         741503403   3,846       6,200 SH        DEFINED                     6,200 0          0
PRICELINE COM INC             COM NEW         741503403  11,353      18,300 SH        SOLE                       16,100 0      2,200
QUALCOMM INC                  COM             747525103  58,872     951,700 SH        DEFINED     1,2,3,4,5     951,700 0          0
QUALCOMM INC                  COM             747525103   3,829      61,900 SH        DEFINED                    61,900 0          0
QUALCOMM INC                  COM             747525103  11,073     179,000 SH        SOLE                      157,100 0     21,900
QUANTA SVCS INC               COM             74762E102  61,416   2,250,500 SH        DEFINED     1,2,3,4,5   2,250,500 0          0
QUANTA SVCS INC               COM             74762E102   3,995     146,400 SH        DEFINED                   146,400 0          0
QUANTA SVCS INC               COM             74762E102  11,391     417,400 SH        SOLE                      365,600 0     51,800
ROYAL CARIBBEAN CRUISES LTD   COM             V7780T103  19,020     559,400 SH        DEFINED     1,3,4         559,400 0          0
ROYAL CARIBBEAN CRUISES LTD   COM             V7780T103   2,200      64,700 SH        DEFINED                    64,700 0          0
ROYAL CARIBBEAN CRUISES LTD   COM             V7780T103   3,074      90,400 SH        SOLE                       90,400 0          0
SCHWAB CHARLES CORP NEW       COM             808513105  61,501   4,282,800 SH        DEFINED     1,2,3,4,5   4,282,800 0          0
SCHWAB CHARLES CORP NEW       COM             808513105   4,027     280,400 SH        DEFINED                   280,400 0          0
SCHWAB CHARLES CORP NEW       COM             808513105  11,576     806,100 SH        SOLE                      708,300 0     97,800
SCRIPPS NETWORKS INTERACT IN  CL A COM        811065101  19,061     329,100 SH        DEFINED     1,3,4         329,100 0          0
SCRIPPS NETWORKS INTERACT IN  CL A COM        811065101   2,160      37,300 SH        DEFINED                    37,300 0          0
SCRIPPS NETWORKS INTERACT IN  CL A COM        811065101   3,099      53,500 SH        SOLE                       53,500 0          0
SHUTTERFLY INC                COM             82568P304  20,243     677,700 SH        DEFINED     1,3,4         677,700 0          0
SHUTTERFLY INC                COM             82568P304   2,300      77,000 SH        DEFINED                    77,000 0          0
SHUTTERFLY INC                COM             82568P304   3,262     109,200 SH        SOLE                      109,200 0          0
SIRIUS XM RADIO INC           COM             82967N108  57,772  19,990,300 SH        DEFINED     1,2,3,4,5  19,990,300 0          0
SIRIUS XM RADIO INC           COM             82967N108   3,779   1,307,700 SH        DEFINED                 1,307,700 0          0
SIRIUS XM RADIO INC           COM             82967N108  10,897   3,770,700 SH        SOLE                    3,312,500 0    458,200
TARGET CORP                   COM             87612E106  18,662     315,400 SH        DEFINED     1,3,4         315,400 0          0
TARGET CORP                   COM             87612E106   2,112      35,700 SH        DEFINED                    35,700 0          0
TARGET CORP                   COM             87612E106   3,035      51,300 SH        SOLE                       51,300 0          0
TRANSDIGM GROUP INC           COM             893641100  20,154     147,800 SH        DEFINED     1,3,4         147,800 0          0
TRANSDIGM GROUP INC           COM             893641100   2,277      16,700 SH        DEFINED                    16,700 0          0
TRANSDIGM GROUP INC           COM             893641100   3,286      24,100 SH        SOLE                       24,100 0          0
TUMI HLDGS INC                COM             89969Q104  13,365     641,000 SH        DEFINED     1,3,4         641,000 0          0
TUMI HLDGS INC                COM             89969Q104   1,514      72,600 SH        DEFINED                    72,600 0          0
TUMI HLDGS INC                COM             89969Q104   2,181     104,600 SH        SOLE                      104,600 0          0
ULTA SALON COSMETCS & FRAG I  COM             90384S303  59,280     603,300 SH        DEFINED     1,2,3,4,5     603,300 0          0
ULTA SALON COSMETCS & FRAG I  COM             90384S303   3,862      39,300 SH        DEFINED                    39,300 0          0
ULTA SALON COSMETCS & FRAG I  COM             90384S303  10,995     111,900 SH        SOLE                       98,200 0     13,700
VANTIV INC                    CL A            92210H105  13,028     638,000 SH        DEFINED     1,3,4         638,000 0          0
VANTIV INC                    CL A            92210H105   1,476      72,300 SH        DEFINED                    72,300 0          0
VANTIV INC                    CL A            92210H105   2,120     103,800 SH        SOLE                      103,800 0          0
VITAMIN SHOPPE INC            COM             92849E101  18,390     320,600 SH        DEFINED     1,3,4         320,600 0          0
VITAMIN SHOPPE INC            COM             92849E101   2,082      36,300 SH        DEFINED                    36,300 0          0
VITAMIN SHOPPE INC            COM             92849E101   2,988      52,100 SH        SOLE                       52,100 0          0




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